Equity Method Investment, Net (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands	CNY (¥)	USD ($)
Muju [Member]
Equity Method Investment, Net [Line Items]
Impairment loss | ¥	¥ 62,623
Jiuchuan
Equity Method Investment, Net [Line Items]
Impairment loss | $		$ 15,279